Financial liabilities - Schedule of Financial Liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 76.4	SFr 53.4
Total other non-current financial liabilities at amortized cost	288.1	190.3
Total current and non-current financial liabilities	364.5	243.7
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	76.4	53.4
Total other non-current financial liabilities at amortized cost	288.1	190.3
Financial liabilities at amortized cost | Current lease liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	55.1	38.7
Total other non-current financial liabilities at amortized cost	284.4	190.3
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Other current financial liabilities	21.3	14.8
Total other non-current financial liabilities at amortized cost	SFr 3.7	SFr 0.0